Gain/Loss on Contract Settlements	12 Months Ended
Feb. 29, 2012
Gain/Loss on Contract Settlements [Text Block]
7.	Gain/Loss on Contract Settlements

In the fiscal year ended February 28, 2011, the Company recorded a gain of $158,960 relating to the termination of a distribution agreement and a long-standing liability settlement.

No contract settlements occurred in the years ended February 29, 2012 and February 28, 2010.